RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
29.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The changes in the Group’s liabilities arising from financing activities can be classified as follows:
	Note	Borrowings & derivative financial instruments US$’000	Short-term lease liabilities US$’000	Long-term lease liabilities US$’000

Balance at 1 January 2018	24,25	95,185	354	532
Cash-flows:
Interest paid		(4,503)	—	—
Repurchase		(12,042)	—	—
Repayment.		—	(374)	—
Proceeds		—	112	369

Non-cash:
Interest charged		4,352	—	—
Reduction in accrued interest payable		150	—	—
Exchange adjustment		—	(30)	(1)
Accretion interest		689	—	—
Fair value		(2,211)	—	—
Reclassification		—	374	(374)

Balance at 31 December 2018	24,25	81,620	436	526

	Note	Borrowings & derivative financial instruments US$’000	Short-term lease liabilities US$’000	Long-term lease liabilities US$’000

Balance at 1 January 2017	24,25	96,492	273	732
Cash-flows:
Interest paid		(4,600)	—	—
Repayment		—	(295)	—
Proceeds		—	28	24

Non-cash:
Interest charged		4,600	—	—
Exchange adjustment		—	53	71
Accretion interest		723	—	—
Fair value		(2,030)	—	—
Reclassification		—	295	(295)

Balance at 31 December 2017	24,25	95,185	354	532